3. INVENTORIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 85,133	$ 7,672	$ 13,125
Work-in-process	0	0	0
Finished goods	112,836	102,953	3,684
Inventory, net	$ 197,969	$ 110,625	$ 16,809